Leases - Schedule of Future Minimum Payments Operating Lease (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments Operating Lease [Abstract]
Remainder of 2025	$ 1,171
2026	1,328
Total lease payments	2,499
Less: imputed interest	(122)
Total operating lease liabilities, net of interest	$ 2,377	$ 7,054